1701 Market Street                                    Morgan, Lewis
Philadelphia, PA 19103                                & Bockius LLP
Tel:  215.963.5000                                    Counselors at Law
Fax:  215.963.5001



October 5, 2012

VIA EDGAR
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Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: The Advisors' Inner Circle Fund Post-Effective Amendment No. 198 (File No.033-42484) and Amendment No. 199(File No.811-06400) to Registration Statement on Form N-1A
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 198 and, under the Investment Company Act of 1940, as amended, Amendment No. 199 (the "Filing") to the Trust's Registration Statement on Form N-1A.

This Filing is made pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of introducing four new series to the Trust: the Westwood Global Equity Fund, Westwood Global Dividend Fund, Westwood Emerging Markets Fund, and Westwood Emerging Markets Plus Fund.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5598.

Very truly yours,


/s/ Sean Graber
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Sean Graber